DESCRIPTION OF PLAN - Payment of Benefits (Details) - 401(K) Plan	Nov. 06, 2020 USD ($)
DESCRIPTION OF PLAN
Minimum vested balance	$ 1,000
Maximum vested balance	$ 5,000
Age to qualify for withdrawal	59 years 6 months